Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income attributable to the Partnership	$ 368,036	$ 391,722
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	6,853	7,452
Equity in earnings of real estate joint venture	(30,048)	(34,451)
Distributions from real estate joint venture	22,800	27,900
Changes in assets and liabilities:
Other assets	16,934	9,809
Incentive management fee payable to General Partners	9,005	(24,833)
Property management fees payable	272	192
Customer deposits and other liabilities	(6,405)	(19,247)
Net cash provided by operating activities	387,447	358,544
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to property	21,016	5,533
Net cash used in investing activities	(21,016)	(5,533)
CASH FLOWS FROM FINANCING ACTIVITIES:
Distributions to partners	(488,455)	(489,022)
Net cash used in financing activities	(488,455)	(489,022)
NET DECREASE IN CASH AND CASH EQUIVALENTS	(122,024)	(136,011)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	560,140	715,441
CASH AND CASH EQUIVALENTS AT END OF PERIOD	438,116	579,430
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid for interest	$ 0	$ 0
NON CASH INVESTING AND FINANCING ACTIVITIES:
Distributions due partners included in partners' equity	242,424	242,424